OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2013
Tax Effects of Comprehensive Loss [Table Text Block]
	December 31,	December 31,
	2013	2012

Unrealized holding losses	$(11,669)	$(7,413)
Income tax benefit	4,084	2,596

Total unrealized loss, net of tax	$(7,585)	$(4,817)